Cover	Oct. 20, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2021
Entity File Number	001-39871
Entity Registrant Name	Big Cypress Acquisition Corp.
Entity Central Index Key	0001833214
Entity Tax Identification Number	85-3899721
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 W. 41st Street
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	(305)
Local Phone Number	204-3338
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Common Stock and one half of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one half of one redeemable warrant
Trading Symbol	BCYPU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BCYP
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	BCYPW
Security Exchange Name	NASDAQ